Revenue from Contracts with Customers: Construction services (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue from Contracts with Customers:
Construction services	$ 2,848,299	$ 1,302,633	$ 2,692,694
Puerto Rico (Aerostar)
Revenue from Contracts with Customers:
Construction services			$ 411,152